Schedule of Long term debt facility balance (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gain on repayment of long-term debt		$ 39,502
Gain on settlement of long-term debt		11,991
Long term debt facility [member]
IfrsStatementLineItems [Line Items]
Balance		22,901,956
Advance		944,787
Repayments		(13,773,470)
Principal repayments		(10,000,000)
Gain on repayment of long-term debt		(39,502)
Gain on settlement of long-term debt		(11,991)
Accretion		$ (21,780)
Long-term debt
Current portion of long-term debt